Financial risk management - Undiscounted Cash Flows of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Bank borrowings	$ 727,800	$ 1,056,450
Unsecured obligations	5,669,000	5,047,410
Sub total	6,396,800	6,103,860
Hedging liabilities	35,000	57,070
Derivative financial instruments	4,100	160
Sub total	39,100	57,230
Current and non-current lease liabilities	75,040	88,280
Trade accounts payable and other accounts payable	384,220	471,449
Total financial liabilities	6,895,160	6,720,820
Less than 1 year
Financial Risk Management [Line Items]
Bank borrowings	435,700	907,070
Unsecured obligations	534,500	433,760
Sub total	970,200	1,340,830
Hedging liabilities	22,900	6,400
Derivative financial instruments	4,100	160
Sub total	27,000	6,560
Current and non-current lease liabilities	23,580	25,120
Trade accounts payable and other accounts payable	384,220	471,450
Total financial liabilities	1,405,000	1,843,960
1 to 5 years
Financial Risk Management [Line Items]
Bank borrowings	202,400	77,490
Unsecured obligations	1,994,800	1,258,080
Sub total	2,197,200	1,335,570
Hedging liabilities	12,100	40,330
Derivative financial instruments	0	0
Sub total	12,100	40,330
Current and non-current lease liabilities	50,150	62,490
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	2,259,450	1,438,390
Over 5 years
Financial Risk Management [Line Items]
Bank borrowings	89,700	71,890
Unsecured obligations	3,139,700	3,355,570
Sub total	3,229,400	3,427,460
Hedging liabilities	0	10,340
Derivative financial instruments	0	0
Sub total	0	10,340
Current and non-current lease liabilities	1,310	670
Trade accounts payable and other accounts payable	0	0
Total financial liabilities	3,230,710	3,438,470
Carrying amount
Financial Risk Management [Line Items]
Bank borrowings	679,700	984,800
Unsecured obligations	4,034,200	3,815,340
Sub total	4,713,900	4,800,140
Hedging liabilities	32,000	28,760
Derivative financial instruments	4,100	160
Sub total	36,100	28,920
Current and non-current lease liabilities	72,980	83,810
Trade accounts payable and other accounts payable	384,220	471,450
Total financial liabilities	$ 5,207,200	$ 5,384,320